Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total revenue	$ 12,829,349	$ 4,386,516	$ 27,950,264	$ 12,533,335	$ 20,649,528	$ 5,875,314
Cost of revenue	(6,664,413)	(2,069,109)	(14,783,062)	(8,049,960)	(12,197,162)	(5,149,786)
GROSS PROFIT	6,164,936	2,317,407	13,167,202	4,483,375	8,452,366	725,528
OPERATING EXPENSES:
Research & development expense	786,319	442,839	2,295,014	1,729,834	2,491,771	1,058,660
Stock compensation expense	2,095,163	2,451,355	6,104,670	12,003,897	14,342,784	9,723,492
Depreciation and amortization expense	297,173	119,502	766,416	290,079	436,005	152,738
Selling, general and administrative expense	4,821,552	2,508,479	11,460,139	7,596,841	10,157,768	10,064,622
TOTAL OPERATING EXPENSES	8,000,207	5,522,175	20,626,239	21,620,651	27,428,328	20,999,512
Loss from operations	(1,835,271)	(3,204,768)	(7,459,037)	(17,137,276)	(18,975,962)	(20,273,984)
OTHER INCOME (EXPENSE):
Interest Expense	(176,636)	(247,616)	(773,341)	(680,281)	(973,235)	(894,621)
Interest and other income, net	141,002	206,901	777,158	589,751	798,000	290,313
TOTAL INCOME / (EXPENSE), NET	(35,634)	(40,715)	3,817	(90,530)	(175,235)	(604,308)
LOSS BEFORE INCOME TAXES	(1,870,905)	(3,245,483)	(7,455,220)	(17,227,806)	(19,151,197)	(20,878,292)
Income tax expense	1,847,059		2,200,788
NET LOSS	(3,717,964)	(3,245,483)	(9,656,008)	(17,227,806)	(19,151,197)	(20,878,292)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation loss	(480,822)	(59,087)	(539,960)	(154,532)	(539,900)	(243,089)
Retirement Benefit (net of tax)	(544)	(1,946)	(20,366)	9,860	(14,226)	(7,009)
Income tax effect relating to retirement benefit	(646)		5,126
TOTAL OTHER COMPREHENSIVE LOSS	(482,012)	(61,033)	(555,200)	(144,672)
TOTAL COMPREHENSIVE LOSS	$ (4,199,976)	$ (3,306,516)	$ (10,211,208)	$ (17,372,478)	$ (19,705,323)	$ (21,128,390)
Net loss per share - basic (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.1)	$ (0.11)	$ (0.14)
Net loss per share - diluted (in Dollars per share)	$ (0.02)	$ (0.02)	$ (0.05)	$ (0.1)	$ (0.11)	$ (0.14)
Weighted average - basic shares (in Shares)	193,589,845	170,781,337	188,720,115	170,750,183	170,847,444	144,866,674
Weighted average - diluted shares (in Shares)	202,856,501	181,885,269	197,979,738	181,779,811	181,203,673	152,069,825
System sales
REVENUES
Total revenue	$ 11,705,375	$ 3,969,805	$ 24,988,895	$ 11,722,762	$ 19,457,767	$ 5,225,777
Instruments sale
REVENUES
Total revenue	854,440	337,580	2,339,478	660,216	942,548	647,766
Warranty sale
REVENUES
Total revenue	244,399	58,547	560,262	96,749	177,518	1,771
Lease income
REVENUES
Total revenue	$ 25,135	$ 20,584	$ 61,629	$ 53,608	$ 71,695